Share-based payments	12 Months Ended
Dec. 31, 2025
Share-based payments
Share-based payments
23.	Share-based payments
(a)	Share incentive plan

The Group adopted three stock incentive plans since inception. The 2011 Stock Incentive Plan and 2012 Share Incentive Plan each terminated at the end of their respective ten-year terms and some grants from each of these plans are still outstanding as of December 31, 2025.

In July 2014, the Group adopted the 2014 Stock Incentive Plan (the “2014 Plan”), in which the maximum aggregate number of ordinary shares may be issued under the 2014 Plan is (i) 5,366,998 Class A ordinary shares, and (ii) an automatic increase on January 1 of each year after the effective date of the 2014 Plan by that number of shares representing 1.5% of the Group’s then total issued and outstanding share capital as of December 31 of the preceding year, or such less number as determined by the board of directors.

In August 2024, the Group adopted the Amended and Restated 2014 Share Incentive Plan, which amends and restates the previously adopted 2014 Share Incentive Plan of the Company in its entirety and assumes all awards granted under the 2014 Share Incentive Plan. The maximum aggregate number of shares authorized under the Amended and Restated 2014 Share Incentive Plan was (i) 13,985,001 Class A ordinary shares, and (ii) an automatic increase on January 1 of each year after the effective date of the 2014 Amended and Restated Share Incentive Plan by that number of shares representing 1.5% of the Company’s total issued and outstanding share capital as of December 31 of the preceding year, or such less number as determined by the board of directors.

No share incentive plan was adopted for the years ended December 31, 2023, 2024 and 2025.

23.	Share-based payments (Continued)
(a)	Share incentive plan (Continued)

The expiration dates of the options were 5 to 10 years from grant date, vesting is subject to the continuous services of the option holders to the Group, and post-termination exercise period ranged from 3 to 9 months. During any authorized leave of absence, the vesting of the option shall be suspended after the leave of absence exceeds a period of 90 days. Vesting of the option shall resume upon the option holders’ return to service to the Group. The vesting schedule shall be extended by the length of the suspension.

In the event of termination of the option holders’ continuous service for cause, the option holders’ right to exercise the option shall terminate concurrently, except otherwise determined by the plan administrator, and the Group shall have the rights to repurchase all vested options purchased by the option holders at a discount price determined by the plan administrator. The share option holders have waived any voting rights with regard to the shares and granted a power of attorney to the board of directors of the Group to exercise voting rights with respect to the shares.

The Group uses the Binomial model to determine the estimated fair value for each option granted with the assistance of an independent valuation firm. The Group estimates that the forfeiture rate for key management and employees will be nil and 23% for 2023, nil and 29% for 2024, nil and 28% for 2025, respectively.

The share option as of December 31, 2025 is as follows:

			Weighted
			average
		Weighted	remaining
		average	contractual
		exercise	years to	Aggregate
	Options	price per	expiry	intrinsic
	outstanding	share	per share	value
		US$		US$
Outstanding as of December 31, 2024	5,792,691	61.66	4.72 years	32,986
Forfeited	—	—	—	—
Exercised	(372,000)	—	—	—
Outstanding as of December 31, 2025	5,420,691	65.85	3.94 years	122,494
Non-vested as of December 31, 2025	74,495	—	—	—
Options vested and expected to vest as of December 31, 2025	5,420,691	65.85	3.94 years	122,494
Exercisable as of December 31, 2025	5,346,196	65.84	3.94 years	120,885

For the years ended December 31, 2023, 2024 and 2025, the Group recognized share-based payment expenses of RMB283,630, RMB298,650 and RMB302,334 in connection with the share options granted to key management and employees, respectively. The total fair value of share options vested during the years ended December 31, 2023, 2024 and 2025 was RMB283,039, RMB298,114 and RMB301,883, respectively.

As of December 31, 2024 and 2025, there was RMB304,593 and nil unrecognized compensation cost related to unvested share options granted to key management and employees of the Group.

23.	Share-based payments (Continued)
(b)	Non-vested shares

During the years ended December 31, 2023, 2024 and 2025, a total of 2,894,700, 1,794,730, and 1,546,550 non-vested shares were granted to executive officers and employees under the 2014 Plan, respectively.

Most of the non-vested shares granted have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three fourth vesting on a monthly or quarterly or annually basis over a three-year period ending on the fourth anniversary of the grant date.

The non-vested shares are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder’s employment for the Group is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non-vested shares will terminate effectively. The outstanding non-vested shares shall be forfeited and automatically transferred to and reacquired by the Group without any consideration.

For the years ended December 31, 2024 and 2025, the non-vested shares movement was as follows:

Non-vested shares
outstanding
Outstanding as of December 31, 2024	3,723,979
Granted	1,546,550
Vested	(1,541,405)
Forfeited	(541,222)
Outstanding as of December 31, 2025	3,187,902

The Group recognized compensation expense over the four year service periods on a straight-line basis, and applied a forfeiture rate of nil for key management for years ended December 31, 2023, 2024 and 2025, while the forfeiture rate is 23%, 29% and 28% for employees for the years ended December 31, 2023, 2024 and 2025, respectively. The aggregate fair value of the restricted shares at grant dates was RMB1,549,568, RMB1,083,690 and RMB878,900 during the years ended December 31, 2023, 2024 and 2025, respectively. The fair value of non-vested shares is measured at the respective fair value of the Company’s ordinary shares on the grant dates.

For the years ended December 31, 2023, 2024 and 2025, the Group recognized share-based payment expenses of RMB784,981, RMB879,035 and RMB768,010 in connection with the non-vested shares granted to employees, respectively.

As of December 31, 2024 and 2025, there was RMB1,541,967 and RMB1,431,304 unrecognized compensation cost related to non-vested shares which is expected to be recognized over a weighted average vesting period of 2.55 years and 2.43 years. The weighted average granted fair value per share of non-vested shares granted during the years ended December 31, 2023, 2024 and 2025 were US$76.49 (approximately RMB535.31), US$83.87 (approximately RMB603.82), and US$79.52 (approximately RMB568.30), respectively.

(c)	Share-based awards relating to the Shan Shan Outlets

In December 2019, Shan Shan Outlets, a wholly-owned subsidiary of the Group, adopted a Stock Incentive Plan (“the Shan Shan Plan”), which provided up to 15% of the equity interest of the Shan Shan Outlets as share-based compensation to employees, external assigned employees and other eligible personal. The maximum contractual term of the Shan Shan Plan is 10 years.

23.	Share-based payments (Continued)
(c)	Share-based awards relating to the Shan Shan Outlets (Continued)

In January 2023, 0.8680% of the equity interest of Shan Shan Outlets were granted to key employees of Shan Shan. In January 2024, 1.3472% of the equity interest of Shan Shan Outlets were granted to key employees of Shan Shan. In January 2025, 2.0248% of the equity interest of Shan Shan Outlets were granted to key employees of Shan Shan.

The vesting period is generally 1-4 years of employment services where 25% to 100% will be vested on the first anniversary from grant date with the remaining to be vested ratably over the remaining vesting period. For options granted in 2024, the vesting period is two years, after which 100% of the granted options will be fully vested.

No consideration will be transferred to the Group upon exercise, where the Group shall repurchase the shares at a price determined based on Shan Shan Outlet’s 3-year-audited-average net profit. The fair value of a liability-classified award will be re-measured to an updated fair value at each reporting period until the award is settled. The compensation cost is recognized over the requisite service period, which is usually the vesting period. For the years ended December 31, 2023, 2024 and 2025, the Group recognized share-based payment expenses of RMB441,195, RMB360,055 and RMB660,719 in connection with the share options granted, respectively. For the years ended December 31, 2023, 2024 and 2025, the Shan Shan Outlets repurchased RMB66,829, RMB100,922 and RMB293,383 in connection with the share options granted.

The Group uses the Monte Carlo Simulation Mode (the “MC” model) to determine the estimated fair value for share- based compensation liability below with the assistance of an independent valuation firm as of December 31, 2023, 2024 and 2025.

The assumptions used in determining the fair value of the share-based awards for the years ended December 31, 2023, 2024 and 2025 were as follows:

	Year Ended December 31,
Assumptions	2023	2024	2025
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	2.17%~2.35%	1.41%~1.47%	1.36%~1.43%
Expected volatility	32.95%~38.74%	23.17%~27.53%	19.90%~42.18%
Total fair value of share-based awards	1,097,668	1,540,863	1,749,207

Notes:

(1)	Expected dividend yield:

The expected dividend yield was estimated by the Group based on Shan Shan Outlet’s dividend policy over the expected life of the awards.

(2)	Risk-free interest rate:

Risk-free interest rate was estimated based on the China Government Bonds with a maturity life equal to the time period of the simulation as of the valuation date.

(3)	Expected volatility:

The expected volatility was estimated based on the 3-year average annualized volatility of comparable companies’ revenue.

23.	Share-based payments (Continued)
(d)	Share based compensation expenses

For the years ended December 31, 2023, 2024 and 2025, share based compensation expenses have been included in the following balances on the consolidated statements of income and comprehensive income:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Fulfillment expenses	(77,926)	(84,079)	(68,092)
Marketing expenses	(33,379)	(31,215)	(52,074)
Technology and content expenses	(330,197)	(382,308)	(309,364)
General and administrative expenses	(1,068,304)	(1,040,138)	(1,301,533)
	(1,509,806)	(1,537,740)	(1,731,063)